Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	Feb. 28, 2022	Aug. 31, 2021
Current
Cash	$ 5,348,900	$ 15,305,996
Restricted cash	326,932	331,528
Accounts and other receivables	8,411,835	8,646,807
Government remittances	802,311	1,070,216
Publisher advance, current	2,487,022	3,197,102
Prepaid expenses and other	2,183,642	3,006,033
Assets held for sale - Eden	2,796,145
Total current assets	22,356,787	31,557,682
Non-Current
Publisher advance, non-current	520,870	1,337,116
Investment at FVTPL	2,629,851	2,629,851
Property and equipment	167,253	403,811
Goodwill	18,114,333	18,495,121
Intangible assets	10,203,889	12,482,244
Right-of-use assets	410,369	557,022
Total Non-Current	32,046,565	35,905,165
Total assets	54,403,352	67,462,847
Current
Accounts payable	12,649,445	10,403,665
Accrued liabilities	5,815,949	5,722,470
Players liability account	326,932	331,528
Deferred revenue	1,175,563	2,644,948
Lease obligation, current	155,543	222,583
Long-term debt, current		96,664
Promissory notes payable	783,823	821,948
Liabilities held for sale - Eden	1,651,793
Warrant liability	859,187	4,868,703
Convertible debt, current	2,584,800	914,427
Arbitration reserve	2,519,722	6,468,330
Total current liabilities	28,522,757	32,495,266
Convertible debt, non-current	5,365,089	9,037,069
Lease obligation, non-current	285,742	364,968
Non-current liabilities	5,650,831	9,402,037
Total liabilities	34,173,588	41,897,303
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	123,422,989	122,741,230
Contributed surplus	19,714,586	17,819,933
Foreign currency translation reserve	(2,219,166)	(2,324,025)
Deficit	(120,900,662)	(112,814,973)
Attributable to shareholders	20,017,747	25,422,165
Non-controlling interest	212,017	143,379
Total equity	20,229,764	25,565,544
Total liabilities and equity	$ 54,403,352	$ 67,462,847